Employee Benefits (Schedule Of Net Periodic Benefit Cost) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Current service cost	€ 1,736	€ 1,565
Interest on obligation	1,164	962
Past service cost	(104)	0
Expected return on plan assets	(853)	(673)
Net periodic pension benefit cost	2,151	1,854
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	731	664	629
Interest on obligation	121	107	139
Expected return on plan assets	(144)	(103)	(77)
Amortization deferred actuarial loss	46	6	1
Amortization of past service cost	(55)	(12)	0
Net periodic pension benefit cost	699	662	692
Other Post-Employment Benefit Plans ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	45	63
Interest on obligation	69	65
Past service cost	0	0
Expected return on plan assets	0	0
Net periodic pension benefit cost	114	128
Principal Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	1,691	1,502
Interest on obligation	1,095	897
Past service cost	(104)	0
Expected return on plan assets	(853)	(673)
Net periodic pension benefit cost	€ 2,037	€ 1,726